Investment in associated companies - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 1,981	$ 1,079
Non-current assets	1,916	2,899
Current liabilities	(1,255)	(6,562)
Non-current liabilities	(123)	(556)
Book value of Seadrill investment	$ 27	$ 24
Sonadrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	50.00%	50.00%	50.00%
Book value of Seadrill investment	$ 27	$ 22
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	50.00%	50.00%	50.00%
Book value of Seadrill investment	$ 0	$ 2
Sonadrill
Schedule of Equity Method Investments [Line Items]
Current assets	72	54
Current liabilities	(18)	(11)
Net Assets	54	43
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Current assets	120	67
Non-current assets	173	102
Current liabilities	(182)	(135)
Non-current liabilities	(113)	(31)
Net Assets	$ (2)	$ 3